Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

24.Related Party Transactions

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a totalling shareholder
Shenyang Bokai Network Technology Co., Ltd. (“Shenyang Bokai”)	Entity controlled by management

Amounts due from a related party as of December 31, 2023 and 2024 were as follows:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Amounts due from a related party：
Hainan Huiliu	253	—	—

Amounts due from Hainan Huiliu were unsecured, interest-free and have fixed terms of repayment, which were settled in January 2024.

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Amounts due to a related party：
Hainan Huiliu	—	1,350	185

Amounts due to Hainan Huiliu were related to labor recruitment services fee, which were settled in January 2025.

Transactions with related parties for the years ended December 31, 2022, 2023 and 2024:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	63,474	24,977	30,373	4,161
Shenyang Bokai	1,635	—	—	—
Total	65,109	24,977	30,373	4,161

The Company received labor recruitment services from Hainan Huiliu and Shenyang Bokai and recorded labor recruitment cost in cost of revenues.